Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt - Bank Loans (Table)
		As of December 31, 2024	As of December 31, 2023	Rate of interest
	Credit facilities
(i)	Assumed in December 2021 fully repaid in June 2024 (the “2021 credit facility”)	—	101,087	Margin + Secured Overnight Financing Rate (“SOFR”)
(ii)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	90,625	96,875	Margin + SOFR
(iii)	Issued in January 2024 maturing in December 2030 (the “2024 - LNG/C Axios II credit facility”)	180,000	—	Margin + SOFR
(iv)	Issued in June 2024 maturing in June 2031 (the “2024 - LNG/C Aktoras credit facility”)	233,500	—	Margin + SOFR
(v)	Issued in June 2024 maturing in June 2031 (the “2024 - LNG/C Aristidis I credit facility”)	151,125	—	Margin + SOFR
	Sale and lease back agreements
(vi)	Assumed in September 2021 maturing in June 2030 (the “2021 Bocomm”)	118,216	126,479	Margin + SOFR
(vii)	Assumed in September 2021 maturing in November 2029 (the “2021 Bocomm”)	113,210	120,232	Margin + SOFR
(viii)	Assumed in November 2021 fully repaid in August 2024 (the “2021 CMBFL - LNG/C”)	—	130,873	Margin + SOFR
(ix)	Assumed in November 2021 fully repaid in August 2024 (the “2021 CMBFL - LNG/C”)	—	129,829	Margin + SOFR
(x)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	124,376	130,715	Fixed rate
(xi)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	100,273	104,284	($67,873: Margin + SOFR, $32,400: Fixed rate)
(xii)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	168,687	177,438	Margin + SOFR
(xiii)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	174,212	196,317	Margin + SOFR
(xiv)	Issued in May 2024 maturing in May 2032 (the “2023 - LNG/C Assos Jolco”)	236,079	—	($192,000: Margin + SOFR, $44,079: Fixed rate)
(xv)	Issued in July 2024 maturing in July 2032 (the “2024 - LNG/C Apostolos Jolco”)	235,870	—	($192,000: Margin + SOFR, $43,870: Fixed rate)
(xvi)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm - LNG/C Attalos”)	158,780	—	Margin + SOFR
(xvii)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm - LNG/C Asklipios”)	158,780	—	Margin + SOFR
	Unsecured Bonds
(xviii)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	156,136	165,984	Fixed rate
(xix)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	104,091	110,656	Fixed rate
	Total long-term debt	2,503,960	1,590,769
	Less: Deferred financing costs	19,306	11,157
	Total long-term debt, net	2,484,654	1,579,612
	Less: Current portion of long-term debt	127,118	90,527
	Add: Current portion of deferred financing costs	3,920	2,253
	Long-term debt, net	$2,361,456	$1,491,338

Long-Term Debt - Required Annual Loan Payments (Table)
For the year ending December 31,	Amount
2025	$127,119
2026	284,826
2027	112,891
2028	114,719
2029	304,529
Thereafter	1,559,876
Total	$2,503,960